Equity	12 Months Ended
Mar. 31, 2026
Equity [Abstract]
Equity

Note 12 — Equity

Dividend

On September 22, 2026, our board of directors (“Board of Directors”) approved and declared a dividend distribution (“2026 Second Special Dividend”) of HKD 0.37 (US$0.05) per share in an aggregate amount of HKD 7,066,400 (US$901,327). Of this amount, HKD 1,955,000 (US$249,362), HKD 312,800 (US$39,898) and HKD 1,000,000 (US$127,551) were paid on September 22, September 23 and September 24, 2026, respectively. The remaining HKD 3,798,600 (US$484,516) will be paid on or before October 31, 2026.

On February 1, 2026, our board of directors approved and declared a dividend distribution (“2026 Special Dividend”) of HKD 0.48 (US$0.06) per share, in an aggregate amount of HKD 9,196,200 (US$1,179,000) to our shareholders. The 2026 Special Dividend was paid in three installments: HKD 4,329,000 (US$555,000), HKD 1,622,400 (US$208,000) and HKD 3,244,800 (USD 416,000), respectively, on March 20, 2026, March 30, 2026 and March 31, 2026, respectively.

On February 1, 2025, our board of directors (“Board of Directors”) approved and declared a dividend distribution (“2025 Special Dividend”) of HKD 0.24 (US$0.03) per share, in an aggregate amount of HKD 4,680,000 (US$600,000) to our shareholders. The 2025 Special Dividend was paid in two installments: HKD 2,000,000 (US$256,410) and HKD 2,680,000 (USD 343,590), respectively, on March 10, 2025 and March 26, 2025, respectively.

On December 22, 2023, the Company’s Board of Directors approved and declared a dividend in an amount of HKD 7,830,800 (US$1,000,000) to its shareholders. This amount was paid in three installments: HKD 698,217 (US$89,172) on January 11, 2024, HKD 5,794,200 (US$740,000) on January 16, 2024 and HKD 1,337,583 (US$170,828) on January 17, 2024. The dividend per share was HKD 0.41 (US$0.05).